First Trust Active Global Quality Income ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	123 Months Ended
	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI High Dividend Yield Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		20.04%	8.29%	8.59%	8.87%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%	11.72%	11.92%
MSCI Europe Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		35.41%	10.30%	8.52%	8.69%
First Trust Active Global Quality Income ETF
Prospectus [Line Items]
Average Annual Return, Percent		26.54%	8.73%	5.76%	5.66%
Performance Inception Date	Sep. 24, 2015
First Trust Active Global Quality Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		25.13%	6.75%	2.73%	2.68%
First Trust Active Global Quality Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.63%	5.81%	2.86%	2.81%